Borrowings (Details) $ in Thousands		4 Months Ended	6 Months Ended		7 Months Ended	10 Months Ended		12 Months Ended
	Jan. 08, 2016 USD ($)	Apr. 30, 2016 USD ($)	Jun. 30, 2017 USD ($)	Jun. 28, 2017 USD ($)	Jul. 18, 2017 USD ($)	Nov. 03, 2017 USD ($)	Nov. 10, 2016 USD ($)	Dec. 31, 2017 USD ($)	Aug. 29, 2017 USD ($)	Aug. 10, 2017 USD ($)	Mar. 14, 2017 USD ($)	Dec. 31, 2016 USD ($)	Jun. 26, 2016 USD ($)	Jun. 23, 2016 USD ($)	Sep. 30, 2015 USD ($)	May 31, 2015 USD ($)	Apr. 16, 2015 USD ($)	Nov. 01, 2013 USD ($)	Jun. 30, 2013 USD ($)
Debt Instrument [Line Items]
Amount outstanding								$ 441,471				$ 386,292
Unamortized discount								10,824				1,471
Outstanding balance								69,161				141,805
Long- term debt								$ 493,463				$ 523,776
Navios Containers
Debt Instrument [Line Items]
Outstanding balance									$ 60,247
Term Loan B Credit Facility
Debt Instrument [Line Items]
Issuance date								Jun. 30, 2013
Debt amount																			$ 250,000
Write-off of deferred financing fees								$ 1,275
Maturity Date								Sep. 14, 2020
Term Loan B Credit Facility Addition
Debt Instrument [Line Items]
Debt amount										$ 53,000								$ 189,500
Number of vessels acquired																		5
Description of terms of credit facility								The add-on to the Term Loan B Credit Facility bore the same terms as the Term Loan B Credit Facility. Navios Partners used the net proceeds to partially finance the acquisition of five Container vessels.
New Term Loan B Credit Facility
Debt Instrument [Line Items]
Issuance date								Mar. 14, 2017
Debt amount											$ 405,000
Interest rate description								LIBOR
Interest rate percentage								5.00%
Amount outstanding								$ 430,647
Unamortized discount								$ 10,824
Repayment frequency								quarterly
Repayment installments								10
Repayment amount								$ 5,733
Balloon payment on the last repayment date								384,138
Write-off of deferred financing fees								$ 1,880
Repayment interest rate percentage								1.25%
June 2016 Credit Facility
Debt Instrument [Line Items]
Credit Facility, Initiation Date								Jun. 23, 2016
Credit facility, maximum borrowing capacity														$ 30,000
Outstanding balance								$ 0
Interest rate percentage								4.00%
Interest rate description								LIBOR plus 400 bps
Final maturity date								Jan. 30, 2017
June 2017 Credit Facility
Debt Instrument [Line Items]
Credit Facility, Initiation Date								Jun. 26, 2017
Credit facility, maximum borrowing capacity													$ 32,000
Number of loan tranches								2
Interest rate percentage								3.00%
Outstanding balance								$ 30,811
Interest rate description								LIBOR plus 300 bps
June 2017 Credit Facility | Tranche A
Debt Instrument [Line Items]
Number of loan tranches								14
Repayment frequency								quarterly
Repayment amount								$ 386
Balloon payment on the last repayment date								$ 10,824
Amount drawn down				$ 17,000
Maturity Date								Jun. 30, 2021
June 2017 Credit Facility | Tranche B
Debt Instrument [Line Items]
Number of loan tranches								15
Repayment amount								$ 417
Balloon payment on the last repayment date								$ 8,328
Amount drawn down					$ 15,000
Maturity Date								Sep. 30, 2021
July 2012 Credit Facility
Debt Instrument [Line Items]
Balloon payment on the last repayment date								$ 16,500
Write-off of deferred financing fees							$ 161
Repayment of debt	$ 16,235						28,052
Line Of Credit OF Facility Increase Decrease For Period Net							30,192
Gain on debt repayment							$ 2,140
Refinance of July 2012 Credit Facility
Debt Instrument [Line Items]
Credit Facility, Initiation Date								Jun. 28, 2017
Credit facility, maximum borrowing capacity				$ 39,000
Number of loan tranches								4
Interest rate percentage								3.10%
Outstanding balance								$ 38,350
Interest rate description								LIBOR plus 310 bps
Refinance of July 2012 Credit Facility | Tranche A
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity								$ 32,000
Final maturity date								Sep. 30, 2020
Refinance of July 2012 Credit Facility | Tranche B
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity								$ 7,000
Final maturity date								Jun. 30, 2020
Refinance of July 2012 Credit Facility | Tranche C
Debt Instrument [Line Items]
Repayment frequency								quarterly
Repayment installments								12
Balloon payment on the last repayment date								$ 16,500
Amount drawn down						$ 32,000
Refinance of July 2012 Credit Facility | Tranche D
Debt Instrument [Line Items]
Amount drawn down			$ 7,000
April 2015 Credit Facility
Debt Instrument [Line Items]
Credit Facility, Initiation Date								Apr. 16, 2015
Credit facility, maximum borrowing capacity																	$ 164,000
Number of loan tranches								2
Outstanding balance								$ 0
Cancellation of undrawn amount															$ 83,000
Write-off of deferred financing fees								$ 516
Final maturity date								Apr. 20, 2022
April 2015 Credit Facility | One Panamax vessel
Debt Instrument [Line Items]
Capacity per each container in TEU								13,100
Navios Holdings Credit Facility
Debt Instrument [Line Items]
Credit Facility, Initiation Date								May 31, 2015
Credit facility, maximum borrowing capacity																$ 60,000
Available amount of loan facility								$ 60,000
Outstanding balance								$ 0
Interest rate percentage								3.00%
Interest rate description								LIBOR plus 300 bps
Amount drawn down		$ 21,000
Write-off of deferred financing fees		$ 600
Final maturity date								Jan. 02, 2017
Minimum | Refinance of July 2012 Credit Facility | Tranche C
Debt Instrument [Line Items]
Repayment amount								$ 1,143
Minimum | Refinance of July 2012 Credit Facility | Tranche D
Debt Instrument [Line Items]
Repayment frequency								quarterly
Repayment installments								7
Repayment amount								$ 250
Balloon payment on the last repayment date								3,625
Maximum | Refinance of July 2012 Credit Facility | Tranche C
Debt Instrument [Line Items]
Repayment amount								$ 1,500
Maximum | Refinance of July 2012 Credit Facility | Tranche D
Debt Instrument [Line Items]
Repayment frequency								quarterly
Repayment installments								3
Repayment amount								$ 325